LVIP Baron Growth Opportunities Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.78%
Biotechnology–0.60%
†Denali Therapeutics	132,500	$ 4,747,475
		4,747,475
Building Products–4.15%
†Trex	461,500	33,043,400
		33,043,400
Capital Markets–13.28%
Carlyle Group	250,000	6,167,500
Cohen & Steers	191,000	10,646,340
FactSet Research Systems	50,900	17,045,392
Houlihan Lokey	148,500	8,768,925
Moelis & Co. Class A	151,000	5,306,140
Morningstar	83,580	13,423,784
MSCI	124,500	44,419,110
		105,777,191
Commercial Services & Supplies–0.60%
†BrightView Holdings	416,820	4,751,748
		4,751,748
Diversified Consumer Services–3.18%
†Bright Horizons Family Solutions	160,461	24,396,490
†OneSpaWorld Holdings	57,500	373,750
†Yucaipa Acquisition	55,000	561,000
		25,331,240
Diversified Telecommunication Services–1.98%
†Iridium Communications	617,565	15,797,313
		15,797,313
Electronic Equipment, Instruments & Components–0.44%
Littelfuse	20,000	3,546,800
		3,546,800
Entertainment–0.72%
Manchester United Class A	396,063	5,758,756
		5,758,756
Equity Real Estate Investment Trusts–4.54%
Alexandria Real Estate Equities	57,000	9,120,000
American Assets Trust	56,500	1,361,085
Douglas Emmett	330,000	8,283,000
Gaming and Leisure Properties	471,690	17,419,512
		36,183,597
Health Care Equipment & Supplies–9.12%
†IDEXX Laboratories	111,000	43,635,210
†Neogen	140,000	10,955,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services	65,700	$ 18,060,930
		72,651,140
Health Care Technology–0.78%
†American Well Class A	79,791	2,365,005
†Schrodinger	81,000	3,848,310
		6,213,315
Hotels, Restaurants & Leisure–19.79%
†Boyd Gaming	150,000	4,603,500
†Choice Hotels International	310,000	26,647,600
†Hilton Grand Vacations	19,000	398,620
†Marriott Vacations Worldwide	179,000	16,254,990
†Penn National Gaming	775,000	56,342,500
†Red Rock Resorts Class A	305,000	5,215,500
Vail Resorts	225,000	48,143,250
		157,605,960
Insurance–9.25%
†Arch Capital Group	688,800	20,147,400
Kinsale Capital Group	169,500	32,235,510
Primerica	188,512	21,328,248
		73,711,158
IT Services–4.81%
†Gartner	172,600	21,566,370
†Wix.com	65,800	16,769,130
		38,335,500
Life Sciences Tools & Services–4.48%
†Adaptive Biotechnologies	52,869	2,571,019
Bio-Techne	83,000	20,561,590
†Mettler-Toledo International	13,000	12,554,750
		35,687,359
Machinery–0.28%
Marel HF	459,500	2,229,431
		2,229,431
Pharmaceuticals–1.34%
Dechra Pharmaceuticals	256,600	10,669,379
		10,669,379
Professional Services–8.42%
†CoStar Group	79,000	67,032,290
		67,032,290
Software–11.66%
†Altair Engineering Class A	72,000	3,022,560
†ANSYS	126,000	41,230,980
†Guidewire Software	129,500	13,502,965
Pegasystems	110,000	13,314,400
LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
SS&C Technologies Holdings	360,000	$ 21,787,200
		92,858,105
Thrifts & Mortgage Finance–0.36%
Essent Group	77,500	2,868,275
		2,868,275
Total Common Stock (Cost $202,882,270)		794,799,432
WARRANT–0.00%
=Onespaworld Holding exp 3/19/24 exercise price USD 11.50	9,999	29,597
Total Warrant (Cost $0)		29,597

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.15%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	1,175,578	$ 1,175,578
Total Money Market Fund (Cost $1,175,578)		1,175,578

TOTAL INVESTMENTS–99.93% (Cost $204,057,848)	796,004,607
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	545,350
NET ASSETS APPLICABLE TO 12,153,787 SHARES OUTSTANDING–100.00%	$796,549,957

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Biotechnology	$4,747,475	$—	$—	$4,747,475
Building Products	33,043,400	—	—	33,043,400
Capital Markets	105,777,191	—	—	105,777,191
Commercial Services & Supplies	4,751,748	—	—	4,751,748
Diversified Consumer Services	25,331,240	—	—	25,331,240
Diversified Telecommunication Services	15,797,313	—	—	15,797,313
Electronic Equipment, Instruments & Components	3,546,800	—	—	3,546,800
Entertainment	5,758,756	—	—	5,758,756
Equity Real Estate Investment Trusts	36,183,597	—	—	36,183,597
Health Care Equipment & Supplies	72,651,140	—	—	72,651,140
Health Care Technology	6,213,315	—	—	6,213,315
Hotels, Restaurants & Leisure	157,605,960	—	—	157,605,960
Insurance	73,711,158	—	—	73,711,158
IT Services	38,335,500	—	—	38,335,500
Life Sciences Tools & Services	35,687,359	—	—	35,687,359
Machinery	—	2,229,431	—	2,229,431
Pharmaceuticals	—	10,669,379	—	10,669,379
Professional Services	67,032,290	—	—	67,032,290
Software	92,858,105	—	—	92,858,105
Thrifts & Mortgage Finance	2,868,275	—	—	2,868,275
Warrant	—	—	29,597	29,597
Money Market Fund	1,175,578	—	—	1,175,578
Total Investments	$783,076,200	$12,898,810	$29,597	$796,004,607
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Baron Growth Opportunities Fund–4